Consolidated Quarterly Holdings Report
for
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund
April 30, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
COA-NPRT3-0624
1.9910548.100
U.S. Treasury Obligations - 92.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.26% to 5.31% 6/13/24 (b) (Cost $116,367,348)	117,100,000	116,363,634

Money Market Funds - 9.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $12,146,493)	12,144,065	12,146,493

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $128,513,841)	128,510,127
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(1,998,254)
NET ASSETS - 100.0%	126,511,873

Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
BABXFMR2 Index	1.14%	Return of Index	At Maturity	Bank of America, N.A.	May 2024	40,383,688	2,269,147	2,269,147

The following table(s) represent disclosures associated with the underlying components of the total return index at period end. Strategy: Long/short commodity futures related to contract selection and valuation.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
SOYBEAN OIL FUTR JUL24 BON4	(14,460,656)	07/24	(6,219,520)	(14.58)
SOYBEAN OIL FUTR SEP24 BOU4	14,274,795	09/24	6,219,520	14.58
CORN FUTURE SEP24 C U4	(2,414,932)	09/24	(11,006,068)	(25.80)
CORN FUTURE DEC24 C Z4	2,344,207	12/24	11,006,068	25.80
WTI CRUDE FUTURE JUL24 CLN4	(405,410)	07/24	(32,951,718)	(77.26)
WTI CRUDE FUTURE AUG24 CLQ4	408,780	08/24	32,951,718	77.26
COTTON NO.2 FUTR JUL24 CTN4	(4,057,520)	07/24	(3,182,306)	(7.46)
COTTON NO.2 FUTR DEC24 CTZ4	4,142,018	12/24	3,182,306	7.46
NY HARB ULSD FUT JUL24 HON4	(1,673,097)	07/24	(4,247,307)	(9.96)
NY HARB ULSD FUT AUG24 HOQ4	1,667,121	08/24	4,247,307	9.96
COFFEE 'C' FUTURE JUL24 KCN4	(3,405,851)	07/24	(7,378,786)	(17.30)
COFFEE 'C' FUTURE SEP24 KCU4	3,435,185	09/24	7,378,786	17.30
KC HRW WHEAT FUT JUL24 KWN4	(591,244)	07/24	(3,755,862)	(8.81)
KC HRW WHEAT FUT DEC24 KWZ4	561,626	12/24	3,755,862	8.81
LME PRI ALUM FUTR JUL24 LAN24	(3,611)	07/24	(9,349,740)	(21.92)
LME PRI ALUM FUTR AUG24 LAQ24	3,597	08/24	9,349,740	21.92
LIVE CATTLE FUTR JUN24 LCM4	(4,099,927)	06/24	(7,173,847)	(16.82)
LIVE CATTLE FUTR OCT24 LCV4	4,051,876	10/24	7,173,847	16.82
LEAN HOGS FUTURE JUN24 LHM4	(5,077,221)	06/24	(5,202,894)	(12.20)
LEAN HOGS FUTURE AUG24 LHQ4	5,031,801	08/24	5,202,894	12.20
LME LEAD FUTURE JUL24 LLN4	(836)	07/24	(1,854,288)	(4.35)
LME LEAD FUTURE AUG24 LLQ4	833	08/24	1,854,288	4.35
LME NICKEL FUTURE JUL24 LNN4	(314)	07/24	(6,036,845)	(14.15)
LME NICKEL FUTURE AUG24 LNQ4	313	08/24	6,036,845	14.15
LME COPPER FUTURE JUL24 LPN24	(1,300)	07/24	(12,976,613)	(30.42)
LME COPPER FUTURE AUG24 LPQ24	1,296	08/24	12,976,613	30.42
LME ZINC FUTURE JUL24 LXN4	(1,950)	07/24	(5,707,615)	(13.38)
LME ZINC FUTURE AUG24 LXQ4	1,947	08/24	5,707,615	13.38
NATURAL GAS FUT JUL24 NGN24	(5,885,500)	07/24	(13,648,486)	(32.00)
NATURAL GAS FUT DEC24 NGZ24	3,869,712	12/24	13,648,486	32.00
LOW SU GASOIL G FUT JUL24 QSN4	(7,389)	07/24	(5,748,909)	(13.48)
LOW SU GASOIL G FUT AUG24 QSQ4	7,380	08/24	5,748,909	13.48
SUGAR #11 (WORLD) FUT MAR25 SBH5	26,580,561	03/25	5,244,358	12.30
SUGAR #11 (WORLD) FUT OCT24 SBV4	(26,949,356)	10/24	(5,244,358)	(12.30)
WHEAT FUTURE(CBT) JUL24 W N4	(920,024)	07/24	(5,550,030)	(13.01)
WHEAT FUTURE(CBT) DEC24 W Z4	855,498	12/24	5,550,030	13.01
GASOLINE RBOB FUT JUL24 XBN4	(2,080,805)	06/24	(5,522,660)	(12.95)
GASOLINE RBOB FUT AUG24 XBQ4	2,123,285	07/24	5,522,660	12.95

Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
BABXFMR3 Index	0.15%	Return of Index	At Maturity	Bank of America, N.A.	May 2024	30,949,262	(189,048)	(189,048)

The following table(s) represent disclosures associated with the underlying components of the total return index at period end. Strategy: Long/short commodity futures and options to hedge market movements.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
WTI CRUDE FUTURE JUN24 CLM4	(153)	05/24	(12,645)	(0.04)
WTI CRUDE FUTURE JUL24 CLN4	(463)	06/24	(37,609)	(0.12)
WTI CRUDE FUTURE AUG24 CLQ4	1,299	07/24	104,722	0.34
WTI CRUDE FUTURE SEP24 CLU4	1,488	08/24	118,988	0.39
BRENT CRUDE FUTR JUL24 CON4	(326)	05/24	(28,207)	(0.09)
BRENT CRUDE FUTR AUG24 COQ4	(427)	06/24	(36,637)	(0.12)
BRENT CRUDE FUTR SEP24 COU4	1,712	07/24	145,250	0.47
BRENT CRUDE FUTR OCT24 COV4	680	08/24	57,387	0.19

Options Description	Number of Contracts	Notional Value ($)	Exercise Price ($)	Expiration Date	Weight (%)
WTI CRUDE FUTURE JUN24 CLM4 CALL 102 05/16/2024	2,063	-	102.00	05/24	0.00
WTI CRUDE FUTURE JUN24 CLM4 CALL 104 05/16/2024	2,027	-	104.00	05/24	0.00
WTI CRUDE FUTURE JUN24 CLM4 CALL 105 05/16/2024	8,021	-	105.00	05/24	0.00
WTI CRUDE FUTURE JUN24 CLM4 CALL 106 05/16/2024	7,953	-	106.00	05/24	0.00
WTI CRUDE FUTURE JUN24 CLM4 CALL 107 05/16/2024	3,938	-	107.00	05/24	0.00
WTI CRUDE FUTURE JUN24 CLM4 CALL 108 05/16/2024	5,849	-	108.00	05/24	0.00
WTI CRUDE FUTURE JUN24 CLM4 CALL 109 05/16/2024	1,935	-	109.00	05/24	0.00
WTI CRUDE FUTURE JUN24 CLM4 CALL 99 05/16/2024	8,495	324	99.00	05/24	0.00
WTI CRUDE FUTURE JUN24 CLM4 PUT 48 05/16/2024	8,786	-	48.00	05/24	0.00
WTI CRUDE FUTURE JUN24 CLM4 PUT 49 05/16/2024	12,910	-	49.00	05/24	0.00
WTI CRUDE FUTURE JUN24 CLM4 PUT 50 05/16/2024	8,428	-	50.00	05/24	0.00
WTI CRUDE FUTURE JUN24 CLM4 PUT 51 05/16/2024	8,253	-	51.00	05/24	0.00
WTI CRUDE FUTURE JUN24 CLM4 PUT 52 05/16/2024	16,190	-	52.00	05/24	0.00
WTI CRUDE FUTURE JUN24 CLM4 PUT 53 05/16/2024	11,912	-	53.00	05/24	0.00
WTI CRUDE FUTURE JUN24 CLM4 PUT 54 05/16/2024	11,692	-	54.00	05/24	0.00
WTI CRUDE FUTURE JUN24 CLM4 PUT 55 05/16/2024	3,827	-	55.00	05/24	0.00
WTI CRUDE FUTURE JUL24 CLN4 CALL 100 06/14/2024	6,292	648	100.00	06/24	0.00
WTI CRUDE FUTURE JUL24 CLN4 CALL 101 06/14/2024	8,312	973	101.00	06/24	0.00
WTI CRUDE FUTURE JUL24 CLN4 CALL 102 06/14/2024	6,172	648	102.00	06/24	0.00
WTI CRUDE FUTURE JUL24 CLN4 CALL 103 06/14/2024	6,116	648	103.00	06/24	0.00
WTI CRUDE FUTURE JUL24 CLN4 CALL 104 06/14/2024	2,018	-	104.00	06/24	0.00
WTI CRUDE FUTURE JUL24 CLN4 CALL 105 06/14/2024	10,008	648	105.00	06/24	0.00
WTI CRUDE FUTURE JUL24 CLN4 CALL 106 06/14/2024	1,983	-	106.00	06/24	0.00
WTI CRUDE FUTURE JUL24 CLN4 CALL 107 06/14/2024	1,965	-	107.00	06/24	0.00
WTI CRUDE FUTURE JUL24 CLN4 PUT 53 06/14/2024	15,865	324	53.00	06/24	0.00
WTI CRUDE FUTURE JUL24 CLN4 PUT 54 06/14/2024	15,561	648	54.00	06/24	0.00
WTI CRUDE FUTURE JUL24 CLN4 PUT 55 06/14/2024	15,271	648	55.00	06/24	0.00
WTI CRUDE FUTURE JUL24 CLN4 PUT 56 06/14/2024	14,989	648	56.00	06/24	0.00
WTI CRUDE FUTURE JUL24 CLN4 PUT 57 06/14/2024	18,402	973	57.00	06/24	0.00
WTI CRUDE FUTURE AUG24 CLQ4 CALL 104 07/17/2024	8,061	1,297	104.00	07/24	0.00
WTI CRUDE FUTURE AUG24 CLQ4 CALL 105 07/17/2024	5,985	973	105.00	07/24	0.00
WTI CRUDE FUTURE AUG24 CLQ4 CALL 106 07/17/2024	3,955	648	106.00	07/24	0.00
WTI CRUDE FUTURE AUG24 CLQ4 CALL 107 07/17/2024	3,916	648	107.00	07/24	0.00
WTI CRUDE FUTURE AUG24 CLQ4 CALL 108 07/17/2024	1,943	324	108.00	07/24	0.00
WTI CRUDE FUTURE AUG24 CLQ4 CALL 109 07/17/2024	1,924	324	109.00	07/24	0.00
WTI CRUDE FUTURE AUG24 CLQ4 CALL 110 07/17/2024	5,717	648	110.00	07/24	0.00
WTI CRUDE FUTURE AUG24 CLQ4 CALL 112 07/17/2024	1,871	324	112.00	07/24	0.00
WTI CRUDE FUTURE AUG24 CLQ4 CALL 114 07/17/2024	1,838	324	114.00	07/24	0.00
WTI CRUDE FUTURE AUG24 CLQ4 CALL 115 07/17/2024	1,822	324	115.00	07/24	0.00
WTI CRUDE FUTURE AUG24 CLQ4 CALL 118 07/17/2024	5,333	324	118.00	07/24	0.00
WTI CRUDE FUTURE AUG24 CLQ4 PUT 54 07/17/2024	7,768	648	54.00	07/24	0.00
WTI CRUDE FUTURE AUG24 CLQ4 PUT 56 07/17/2024	3,746	324	56.00	07/24	0.00
WTI CRUDE FUTURE AUG24 CLQ4 PUT 57 07/17/2024	7,361	973	57.00	07/24	0.00
WTI CRUDE FUTURE AUG24 CLQ4 PUT 58 07/17/2024	7,229	973	58.00	07/24	0.00
WTI CRUDE FUTURE AUG24 CLQ4 PUT 59 07/17/2024	10,655	1,621	59.00	07/24	0.01
WTI CRUDE FUTURE AUG24 CLQ4 PUT 60 07/17/2024	10,472	1,945	60.00	07/24	0.01
WTI CRUDE FUTURE AUG24 CLQ4 PUT 61 07/17/2024	3,434	648	61.00	07/24	0.00
WTI CRUDE FUTURE AUG24 CLQ4 PUT 62 07/17/2024	6,757	1,621	62.00	07/24	0.01
WTI CRUDE FUTURE AUG24 CLQ4 PUT 63 07/17/2024	9,982	2,594	63.00	07/24	0.01
WTI CRUDE FUTURE AUG24 CLQ4 PUT 64 07/17/2024	9,829	2,918	64.00	07/24	0.01
WTI CRUDE FUTURE SEP24 CLU4 CALL 107 08/15/2024	1,956	324	107.00	08/24	0.00
WTI CRUDE FUTURE SEP24 CLU4 CALL 110 08/15/2024	1,903	324	110.00	08/24	0.00
WTI CRUDE FUTURE SEP24 CLU4 CALL 111 08/15/2024	7,547	1,297	111.00	08/24	0.00
WTI CRUDE FUTURE SEP24 CLU4 CALL 115 08/15/2024	3,648	648	115.00	08/24	0.00
WTI CRUDE FUTURE SEP24 CLU4 CALL 117 08/15/2024	1,794	324	117.00	08/24	0.00
WTI CRUDE FUTURE SEP24 CLU4 CALL 120 08/15/2024	1,748	324	120.00	08/24	0.00
WTI CRUDE FUTURE SEP24 CLU4 CALL 121 08/15/2024	1,734	324	121.00	08/24	0.00
WTI CRUDE FUTURE SEP24 CLU4 CALL 123 08/15/2024	1,706	324	123.00	08/24	0.00
WTI CRUDE FUTURE SEP24 CLU4 CALL 124 08/15/2024	1,693	324	124.00	08/24	0.00
WTI CRUDE FUTURE SEP24 CLU4 PUT 58 08/15/2024	3,619	973	58.00	08/24	0.00
WTI CRUDE FUTURE SEP24 CLU4 PUT 59 08/15/2024	10,661	2,918	59.00	08/24	0.01
WTI CRUDE FUTURE SEP24 CLU4 PUT 60 08/15/2024	17,471	5,512	60.00	08/24	0.02
WTI CRUDE FUTURE SEP24 CLU4 PUT 61 08/15/2024	13,734	4,863	61.00	08/24	0.02
BRENT CRUDE FUTR JUL24 CON4 CALL 106 05/28/2024	7,939	324	106.00	05/24	0.00
BRENT CRUDE FUTR JUL24 CON4 CALL 108 05/28/2024	7,786	324	108.00	05/24	0.00
BRENT CRUDE FUTR JUL24 CON4 CALL 109 05/28/2024	5,788	324	109.00	05/24	0.00
BRENT CRUDE FUTR JUL24 CON4 CALL 110 05/28/2024	3,827	324	110.00	05/24	0.00
BRENT CRUDE FUTR JUL24 CON4 CALL 113 05/28/2024	5,594	324	113.00	05/24	0.00
BRENT CRUDE FUTR JUL24 CON4 CALL 114 05/28/2024	3,697	-	114.00	05/24	0.00
BRENT CRUDE FUTR JUL24 CON4 CALL 115 05/28/2024	5,498	324	115.00	05/24	0.00
BRENT CRUDE FUTR JUL24 CON4 PUT 54 05/28/2024	15,604	-	54.00	05/24	0.00
BRENT CRUDE FUTR JUL24 CON4 PUT 55 05/28/2024	7,655	-	55.00	05/24	0.00
BRENT CRUDE FUTR JUL24 CON4 PUT 56 05/28/2024	22,565	324	56.00	05/24	0.00
BRENT CRUDE FUTR JUL24 CON4 PUT 57 05/28/2024	3,697	-	57.00	05/24	0.00
BRENT CRUDE FUTR JUL24 CON4 PUT 58 05/28/2024	10,879	324	58.00	05/24	0.00
BRENT CRUDE FUTR JUL24 CON4 PUT 59 05/28/2024	7,128	-	59.00	05/24	0.00
BRENT CRUDE FUTR JUL24 CON4 PUT 60 05/28/2024	7,007	-	60.00	05/24	0.00
BRENT CRUDE FUTR JUL24 CON4 PUT 61 05/28/2024	3,445	-	61.00	05/24	0.00
BRENT CRUDE FUTR AUG24 COQ4 CALL 106 06/25/2024	3,958	648	106.00	06/24	0.00
BRENT CRUDE FUTR AUG24 COQ4 CALL 107 06/25/2024	11,766	1,945	107.00	06/24	0.01
BRENT CRUDE FUTR AUG24 COQ4 CALL 108 06/25/2024	7,775	1,297	108.00	06/24	0.00
BRENT CRUDE FUTR AUG24 COQ4 CALL 110 06/25/2024	9,545	1,297	110.00	06/24	0.00
BRENT CRUDE FUTR AUG24 COQ4 CALL 112 06/25/2024	3,747	324	112.00	06/24	0.00
BRENT CRUDE FUTR AUG24 COQ4 CALL 113 06/25/2024	1,856	324	113.00	06/24	0.00
BRENT CRUDE FUTR AUG24 COQ4 PUT 57 06/25/2024	7,371	324	57.00	06/24	0.00
BRENT CRUDE FUTR AUG24 COQ4 PUT 58 06/25/2024	14,482	973	58.00	06/24	0.00
BRENT CRUDE FUTR AUG24 COQ4 PUT 59 06/25/2024	14,231	973	59.00	06/24	0.00
BRENT CRUDE FUTR AUG24 COQ4 PUT 60 06/25/2024	20,979	1,621	60.00	06/24	0.00
BRENT CRUDE FUTR AUG24 COQ4 PUT 62 06/25/2024	6,769	648	62.00	06/24	0.00
BRENT CRUDE FUTR AUG24 COQ4 PUT 63 06/25/2024	3,330	324	63.00	06/24	0.00
BRENT CRUDE FUTR AUG24 COQ4 PUT 64 06/25/2024	3,277	324	64.00	06/24	0.00
BRENT CRUDE FUTR SEP24 COU4 CALL 110 07/26/2024	1,905	324	110.00	07/24	0.00
BRENT CRUDE FUTR SEP24 COU4 CALL 111 07/26/2024	3,775	648	111.00	07/24	0.00
BRENT CRUDE FUTR SEP24 COU4 CALL 112 07/26/2024	3,742	648	112.00	07/24	0.00
BRENT CRUDE FUTR SEP24 COU4 CALL 113 07/26/2024	5,563	973	113.00	07/24	0.00
BRENT CRUDE FUTR SEP24 COU4 CALL 115 07/26/2024	3,646	648	115.00	07/24	0.00
BRENT CRUDE FUTR SEP24 COU4 CALL 120 07/26/2024	8,736	1,297	120.00	07/24	0.00
BRENT CRUDE FUTR SEP24 COU4 CALL 125 07/26/2024	8,390	973	125.00	07/24	0.00
BRENT CRUDE FUTR SEP24 COU4 CALL 130 07/26/2024	3,228	324	130.00	07/24	0.00
BRENT CRUDE FUTR SEP24 COU4 PUT 61 07/26/2024	6,875	973	61.00	07/24	0.00
BRENT CRUDE FUTR SEP24 COU4 PUT 62 07/26/2024	6,759	1,297	62.00	07/24	0.00
BRENT CRUDE FUTR SEP24 COU4 PUT 63 07/26/2024	9,976	1,945	63.00	07/24	0.01
BRENT CRUDE FUTR SEP24 COU4 PUT 64 07/26/2024	9,827	2,270	64.00	07/24	0.01
BRENT CRUDE FUTR SEP24 COU4 PUT 65 07/26/2024	9,675	2,270	65.00	07/24	0.01
BRENT CRUDE FUTR SEP24 COU4 PUT 66 07/26/2024	19,063	5,187	66.00	07/24	0.02
BRENT CRUDE FUTR SEP24 COU4 PUT 67 07/26/2024	9,393	2,918	67.00	07/24	0.01
BRENT CRUDE FUTR OCT24 COV4 CALL 115 08/27/2024	1,819	324	115.00	08/24	0.00
BRENT CRUDE FUTR OCT24 COV4 CALL 118 08/27/2024	8,872	1,945	118.00	08/24	0.01
BRENT CRUDE FUTR OCT24 COV4 CALL 120 08/27/2024	1,748	324	120.00	08/24	0.00
BRENT CRUDE FUTR OCT24 COV4 PUT 62 08/27/2024	6,761	1,945	62.00	08/24	0.01
BRENT CRUDE FUTR OCT24 COV4 PUT 63 08/27/2024	6,648	2,270	63.00	08/24	0.01
BRENT CRUDE FUTR OCT24 COV4 PUT 64 08/27/2024	9,811	3,566	64.00	08/24	0.01

Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
BXIIFMR1 Index	(0.15)%	Return of Index	At Maturity	Barclays Bank PLC	May 2024	23,583,590	1,211,097	1,211,097

The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to recent price history.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
SOYBEAN OIL FUTR JUL24 BON4	(17,880)	07/24	(769,032)	(3.10)
CORN FUTURE JUL24 C N4	(225)	07/24	(1,000,763)	(4.04)
COCOA FUTURE SEP24 CCU4	74	09/24	652,001	2.63
WTI CRUDE FUTURE SEP24 CLU4	10,791	09/24	862,285	3.48
BRENT CRUDE FUTR NOV24 COX4	11,215	11/24	937,661	3.78
COTTON NO.2 FUTR DEC24 CTZ4	14,802	12/24	1,137,258	4.59
GOLD 100 OZ FUTR JUN24 GCM4	954	06/24	2,198,099	8.87
COPPER FUTURE SEP24 HGU4	3,546	09/24	1,624,573	6.55
NY HARB ULSD FUT SEP24 HOU4	3,630	09/24	927,867	3.74
COFFEE 'C' FUTURE SEP24 KCU4	4,601	09/24	988,316	3.99
KC HRW WHEAT FUT JUL24 KWN4	(1,112)	07/24	(706,326)	(2.85)
LME PRI ALUM FUTR SEP24 LAU24	505	09/24	1,318,185	5.32
LIVE CATTLE FUTR OCT24 LCV4	10,945	10/24	1,937,85	7.82
LEAN HOGS FUTURE OCT24 LHV4	12,908	10/24	1,104,950	4.46
LME NICKEL FUTURE JUL24 LNN4	(41)	07/24	(792,612)	(3.20)
LME COPPER FUTURE SEP24 LPU24	177	09/24	1,777,060	7.17
LME ZINC FUTURE SEP24 LXU4	331	09/24	972,125	3.92
NATURAL GAS FUT JUL24 NGN24	(170,868)	07/24	(396,244)	(1.60)
LOW SU GASOIL G FUT SEP24 QSU4	1,131	09/24	882,616	3.56
SOYBEAN FUTURE JUL24 S N4	(1,080)	07/24	(1,256,496)	(5.07)
SUGAR #11 (WORLD) FUT JUL24 SBN4	(44,756)	07/24	(868,707)	(3.50)
SILVER FUTURE JUL24 SIN4	40,252	07/24	1,072,866	4.33
SOYBEAN MEAL FUTR JUL24 SMN4	(2,471)	07/24	(869,401)	(3.51)
WHEAT FUTURE(CBT) JUL24 W N4	(1,164)	07/24	(702,458)	(2.83)
GASOLINE RBOB FUT SEP24 XBU4	3,729	09/24	946,463	3.82

Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
GSCOFMR1 Index	(0.17)%	Return of Index	At Maturity	Goldman Sachs International	May 2024	42,780,360	299,569	299,569

The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to market movements and flows.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
COCOA FUTURE SEP24 CCU4	(0)	09/24	(3)	(0.00)
WTI CRUDE FUTURE JUN24 CLM4	(441,348)	05/24	(36,159,605)	(83.94)
WTI CRUDE FUTURE JUL24 CLN4	445,111	06/24	36,178,608	83.98
COTTON NO.2 FUTR DEC24 CTZ4	3	12/24	2	0.00
CATTLE FEEDER FUT JAN25 FCF5	3	01/25	7	0.00
CATTLE FEEDER FUT SEP24 FCU4	1	09/24	2	0.00
GOLD 100 OZ FUTR DEC24 GCZ4	(0)	12/24	(2)	(0.00)
COPPER FUTURE MAR25 HGH5	5,643,650	03/25	26,008,762	60.37
COPPER FUTURE SEP24 HGU4	(236,400)	09/24	(1,083,186)	(2.51)
COPPER FUTURE DEC24 HGZ4	(5,414,973)	12/24	(24,922,415)	(57.85)
NY HARB ULSD FUT JUN24 HOM4	(12)	05/24	(30)	(0.00)
KC HRW WHEAT FUT JUL24 KWN4	(0)	07/24	(3)	(0.00)
BRENT CRUDE FUTR JUL24 CON4	(418,667)	05/24	(36,143,499)	(83.90)
BRENT CRUDE FUTR AUG24 COQ4	422,478	06/24	36,168,330	83.96
LIVE CATTLE FUTR OCT24 LCV4	3	10/24	5	0.00
LEAN HOGS FUTURE JUN24 LHM4	(25,210,630)	06/24	(25,834,593)	(59.97)
LEAN HOGS FUTURE JUL24 LHN4	24,521,405	07/24	25,851,691	60.01
LME PRI ALUM FUTR JUN24 LAM24	(9,934)	06/24	(25,608,983)	(59.45)
LME PRI ALUM FUTR JUL24 LAN24	9,888	07/24	25,603,720	59.43
LME COPPER FUTURE JUN24 LPM24	(2,667)	06/24	(26,528,938)	(61.58)
LME COPPER FUTURE JUL24 LPN24	2,657	07/24	26,524,495	61.57
LME LEAD FUTURE JAN25 LLF5	1,400	01/25	3,155,802	7.33
LME LEAD FUTURE JUN24 LLM4	(5,961)	06/24	(13,163,847)	(30.56)
LME LEAD FUTURE JUL24 LLN4	5,935	07/24	13,165,871	30.56
LME LEAD FUTURE SEP24 LLU4	(2,829)	09/24	(6,316,583)	(14.66)
LME LEAD FUTURE JUN24 LLM4 PUT 2100 06/05/2024	2,821	06/24	6,317,095	14.66
LME LEAD FUTURE DEC24 LLZ4	(1,402)	12/24	(3,157,498)	(7.33)
NATURAL GAS FUT SEP24 NGU24	5	08/24	12	0.00
GASOLINE RBOB FUT JUN24 XBM4	(13,432,684)	05/24	(36,150,039)	(83.91)
GASOLINE RBOB FUT JUL24 XBN4	13,629,629	06/24	36,174,398	83.97
SUGAR #11 (WORLD) FUT OCT24 SBV4	45	09/24	9	0.00
SOYBEAN FUTURE JAN25 S F5	(0)	01/25	(5)	(0.00)
SILVER FUTURE MAR25 SIH5	869,232	03/25	24,107,289	55.96
SILVER FUTURE DEC24 SIZ4	(881,682)	12/24	(24,100,777)	(55.94)
WHEAT FUTURE(CBT) SEP24 W U4	1	09/24	4	0.00

Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
JCOPFMR1 Index	0.45%	Return of Index	At Maturity	JPMorgan Chase Bank, N.A.	May 2024	75,473,636	(2,133,134)	(2,133,134)

The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to fundamentals.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
CORN FUTURE JUL24 C N4	758,712	07/24	3,389,545	4.62
WTI CRUDE FUTURE JUN24 CLM4	(11,961)	06/24	(979,925)	(1.34)
COTTON NO.2 FUTR JUL24 CTN4	(6,167,147)	07/24	(4,836,893)	(6.60)
NY HARB ULSD FUT JUN24 HOM4	(1,442,507)	06/24	(3,646,080)	(4.97)
COFFEE 'C' FUTURE JUL24 KCN4	(4,082,401)	07/24	(8,844,521)	(12.06)
LME PRI ALUM FUTR JUN24 LAM24	355	06/24	914,497	1.25
LIVE CATTLE FUTR JUN24 LCM4	(1,223,068)	06/24	(2,140,064)	(2.92)
LEAN HOGS FUTURE JUN24 LHM4	(895,135)	06/24	(917,289)	(1.25)
LME LEAD FUTURE JUN24 LLM4	15	06/24	32,631	0.04
LME NICKEL FUTURE JUN24 LNM4	(134)	06/24	(2,560,998)	(3.49)
LME COPPER FUTURE JUN24 LPM24	161	06/24	1,603,149	2.19
LME ZINC FUTURE JUN24 LXM4 PUT 2525 06/05/2024	(996)	06/24	(2,905,436)	(3.96)
SOYBEAN FUTURE JUL24 S N4	(393,609)	07/24	(4,577,676)	(6.24)
WHEAT FUTURE(CBT) JUL24 W N4	298,557	07/24	1,801,045	2.46
GASOLINE RBOB FUT JUN24 XBM4	1,161,710	06/24	3,126,393	4.26

Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
MQCP012F Index	0.45%	Return of Index	At Maturity	Macquarie Bank Ltd.	May 2024	34,266,996	(3,479,890)	(3,479,890)

The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to recent price history.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
SOYBEAN OIL FUTR JUL24 BON4	5,379,842	07/24	2,313,870	7.52
CORN FUTURE JUL24 C N4	(531,338)	07/24	(2,373,753)	(7.71)
COCOA FUTURE JUL24 CCN4	(357)	07/24	(3,318,494)	(10.78)
COTTON NO.2 FUTR JUL24 CTN4	2,928,160	07/24	2,296,556	7.46
GOLD 100 OZ FUTR JUN24 GCM4	1,012	06/24	2,331,554	7.57
NY HARB ULSD FUT JUN24 HOM4	(937,563)	06/24	(2,369,785)	(7.70)
COFFEE 'C' FUTURE JUL24 KCN4	(1,403,367)	07/24	(3,040,395)	(9.88)
KC HRW WHEAT FUT JUL24 KWN4	(366,954)	07/24	(2,331,075)	(7.57)
LIVE CATTLE FUTR JUN24 LCM4	1,347,466	06/24	2,357,729	7.66
BRENT CRUDE FUTR JUL24 CON4	27,374	07/24	2,363,220	7.68
LOW SU GASOIL G FUT JUN24 QSM4	(3,047)	06/24	(2,364,948)	(7.68)
LEAN HOGS FUTURE JUN24 LHM4	(2,329,384)	06/24	(2,387,036)	(7.75)
WHITE SUGAR (ICE) FUT AUG24 QWQ4	4,160	08/24	2,368,316	7.69
LME PRI ALUM FUTR JUN24 LAM24	999	06/24	2,575,178	8.36
LME COPPER FUTURE JUN24 LPM24	255	06/24	2,534,385	8.23
LME NICKEL FUTURE JUN24 LNM4	(125)	06/24	(2,398,167)	(7.79)
LME LEAD FUTURE JUN24 LLM4	(1,074)	06/24	(2,372,682)	(7.71)
LME TIN FUTURE JUN24 LTM4	62	06/24	1,931,275	6.27
RED WHEAT FUT MGE JUL24 MWN4	337,271	07/24	2,375,231	7.72
LME ZINC FUTURE JUN24 LXM4 PUT 2525 06/05/2024	(813)	06/24	(2,370,473)	(7.70)
FCOJ-A FUTURE JUL24 JON4	(210,840)	07/24	(766,510)	(2.49)
GASOLINE RBOB FUT JUN24 XBM4	874,084	06/24	2,352,335	7.64
SOYBEAN FUTURE JUL24 S N4	201,949	07/24	2,348,666	7.63
SUGAR #11 (WORLD) FUT JUL24 SBN4	12,067,927	07/24	2,342,385	7.61
SILVER FUTURE JUL24 SIN4	(86,299)	07/24	(2,300,219)	(7.47)
WHEAT FUTURE(CBT) JUL24 W N4	(392,282)	07/24	(2,366,441)	(7.69)

Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
UBCMFMR1 Index	0.40%	Return of Index	At Maturity	UBS AG	May 2024	55,163,513	42,644	42,644

The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to recent price history.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
LIVE CATTLE FUTR JUN24 LCM4	5,109,787	06/24	8,940,849	16.20
LIVE CATTLE FUTR OCT24 LCV4	(3,368,328)	10/24	(5,963,626)	(10.80)
LIVE CATTLE FUTR DEC24 LCZ4	(1,645,220)	12/24	(2,991,010)	(5.42)
BRENT CRUDE FUTR JAN25 COF5	(7,318)	01/25	(602,977)	(1.09)
BRENT CRUDE FUTR JUL24 CON4	20,843	07/24	1,799,384	3.26
BRENT CRUDE FUTR NOV24 COX4	(14,403)	11/24	(1,204,252)	(2.18)
LOW SU GASOIL G FUT JAN25 QSF5	(1,560)	01/25	(1,199,398)	(2.17)
LOW SU GASOIL G FUT JUL24 QSN4	4,608	07/24	3,585,132	6.49
LOW SU GASOIL G FUT SEP24 QSU4	(3,065)	09/24	(2,392,480)	(4.33)
LME PRI ALUM FUTR JAN25 LAF25	1,175	01/25	3,103,218	5.62
LME PRI ALUM FUTR JUL24 LAN24	(3,601)	07/24	(9,323,543)	(16.89)
LME PRI ALUM FUTR SEP24 LAU24	2,378	09/24	6,204,960	11.24
NATURAL GAS FUT JAN25 NGF25	477,225	01/25	1,809,636	3.28
NATURAL GAS FUT JUL24 NGN24	(2,365,020)	07/24	(5,484,482)	(9.93)
NATURAL GAS FUT SEP24 NGU24	1,488,073	09/24	3,657,684	6.63
GASOLINE RBOB FUT JUL24 XBN4	2,045,416	07/24	5,428,739	9.83
GASOLINE RBOB FUT SEP24 XBU4	(1,426,857)	09/24	(3,621,362)	(6.56)
GASOLINE RBOB FUT NOV24 XBX4	(799,464)	11/24	(1,806,229)	(3.27)
SOYBEAN FUTURE JAN25 S F5	205,822	01/25	2,410,692	4.37
SOYBEAN FUTURE JUL24 S N4	(621,794)	07/24	(7,231,459)	(13.10)
SOYBEAN FUTURE NOV24 S X4	415,411	11/24	4,816,693	8.72
SUGAR #11 (WORLD) FUT MAR25 SBH5	(12,508,485)	03/25	(2,467,924)	(4.47)
SUGAR #11 (WORLD) FUT JUL24 SBN4	38,272,427	07/24	7,428,678	13.46
SUGAR #11 (WORLD) FUT OCT24 SBV4	(25,395,225)	10/24	(4,941,911)	(8.95)
SOYBEAN MEAL FUTR JAN25 SMF5	3,473	01/25	1,236,602	2.24
SOYBEAN MEAL FUTR JUL24 SMN4	(10,611)	07/24	(3,734,119)	(6.76)
SOYBEAN MEAL FUTR DEC24 SMZ4	6,969	12/24	2,474,021	4.48

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security has been segregated as collateral for open bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $15,651,952.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	114,966,441	102,819,948	241,671	-	-	12,146,493	0.0%
Total	-	114,966,441	102,819,948	241,671	-	-	12,146,493

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index  interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Commodity Risk - Commodity Risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its market exposure.

Open swaps at period end are included in the Consolidated Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.